UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-06111

 NAME OF REGISTRANT:                     The Mexico Equity and Income
                                         Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gerald Hellerman
                                         c/o U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          877-785-0367

 DATE OF FISCAL YEAR END:                07/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


Mexico Equity & Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ALFA SAB DE CV                                                                              Agenda Number:  703606775
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0156P117
    Meeting Type:  AGM
    Meeting Date:  29-Feb-2012
          Ticker:
            ISIN:  MXP000511016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS                   Non-Voting
       HAVE VOTING RIGHTS AT THIS MEETING.   IF
       YOU ARE A MEXICAN NATIONAL AND WOULD LIKE
       TO SUBMIT YOUR VOTE ON THIS      MEETING
       PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE. THANK YOU

I      Presentation and, if deemed appropriate,                  Non-Voting
       approval of the reports referred to  in
       article 28, part iv, of the securities
       market law, in relation to the 2011 fiscal
       year

II     Proposals regarding the allocation of the                 Non-Voting
       results account from the 2011       fiscal
       year, in which are included i. that
       relative to the declaration of a   cash
       dividend, and ii. the determination of the
       maximum amount of funds that  can be
       allocated to the purchase of the shares of
       the company

III    Election of the members of the board of                   Non-Voting
       directors, as well as of the
       chairpersons of the audit and corporate
       practices committees, determination   of
       their compensation and related resolutions

IV     Designation of delegates                                  Non-Voting

V      Reading and, if deemed appropriate,                       Non-Voting
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 ALFA SAB DE CV                                                                              Agenda Number:  703603072
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0156P117
    Meeting Type:  EGM
    Meeting Date:  29-Feb-2012
          Ticker:
            ISIN:  MXP000511016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS                   Non-Voting
       HAVE VOTING RIGHTS AT THIS MEETING.   IF
       YOU ARE A MEXICAN NATIONAL AND WOULD LIKE
       TO SUBMIT YOUR VOTE ON THIS      MEETING
       PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE. THANK YOU

I      Presentation and, if deemed appropriate,                  Non-Voting
       approval of a proposal to cancel 20
       million shares, coming from the program for
       the acquisition of shares of the  company,
       that are held in the treasury of the
       company, and to pass the        resolutions
       necessary for this

II     Designation of delegates                                  Non-Voting

III    Reading and, if deemed appropriate,                       Non-Voting
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 ALSEA SAB DE CV, MEXICO                                                                     Agenda Number:  703684820
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0212A104
    Meeting Type:  MIX
    Meeting Date:  11-Apr-2012
          Ticker:
            ISIN:  MXP001391012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Discussion, amendment or, if deemed                       Mgmt          For                            For
       appropriate, approval of the annual
       report that is referred to in the main part
       of Article 172 of the General
       Mercantile Companies Law, regarding the
       transactions conducted by the company
       during the fiscal year that ran from
       January 1 to December 31, 2011

II     Proposal for the declaration and form of                  Mgmt          For                            For
       payment of a dividend to the
       shareholders of the company, which will be
       covered in shares in accordance    with the
       resolutions that are passed

III    Cancellation of the treasury shares that                  Mgmt          For                            For
       are neither subscribed for nor paid  in and
       the consequent reduction of the authorized
       share capital of the        company

IV     Proposal for the declaration of an increase               Mgmt          For                            For
       of the share capital in its       variable
       part, to carry out the payment of a
       dividend in shares that, if      deemed
       appropriate, is declared and determination
       of the form and terms of    subscribing for
       and paying in the shares that are issued

V      Proposal for the amendment of Article 6 of                Mgmt          For                            For
       the corporate bylaws of the        company,
       as well as the restatement of the corporate
       bylaws

VI     Discussion, amendment or, if deemed                       Mgmt          For                            For
       appropriate, approval of the annual
       report, regarding the transactions
       conducted by the intermediary management
       bodies of the company, during the fiscal
       year that ran from January 1 to
       December 31, 2011

VII    Appointment or ratification, if deemed                    Mgmt          For                            For
       appropriate, of the members of the
       board of directors, officers and members of
       the intermediary management       bodies of
       the company

VIII   Determination of the compensation for the                 Mgmt          For                            For
       members of the board of directors   and
       members of the intermediary management
       bodies of the company

IX     Report from the board of directors                        Mgmt          For                            For
       regarding the shares representative of the
       share capital of the company, repurchased
       with a charge against the fund for  the
       repurchase of shares of the company, as
       well as their placement, and
       determination of the amount of funds that
       can be allocated to the purchase of shares
       of the company

X      Granting of powers                                        Mgmt          For                            For

XI     Designation of delegates who will formalize               Mgmt          For                            For
       the resolutions that are passed

       PLEASE NOTE THAT THE MEETING TYPE WAS                     Non-Voting
       CHANGED FROM AGM TO MIX. IF YOU HAVE
       ALREADY VOTED ON THIS MEETING THERE IS NO
       NEED TO RE-VOTE AGAIN UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL SAB DE CV, MEXICO                                                             Agenda Number:  703701830
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0280A101
    Meeting Type:  SGM
    Meeting Date:  25-Apr-2012
          Ticker:
            ISIN:  MXP001691213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Elect directors for series L shares                       Mgmt          For                            For

2      Authorize board to ratify and execute                     Mgmt          For                            For
       approved resolutions

CMMT   PLEASE NOTE THAT FOREIGN CUSTOMERS ARE                    Non-Voting
       ALLOWED TO VOTE ONLY FOR THIS MEETING.
       THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       RECEIPT OF ADDITIONAL COMMENT. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL SAB DE CV, MEXICO                                                             Agenda Number:  703747569
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0280A101
    Meeting Type:  OGM
    Meeting Date:  25-Apr-2012
          Ticker:
            ISIN:  MXP001691213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.I    Presentation and, as the case may be,                     Mgmt          Take No Action
       approval of the following and resolution in
       connection thereto: General director's
       report prepared under the terms of articles
       172 of the general corporation and
       partnership law and 44 fraction xi of the
       securities market law, together with the
       external auditor's report, in respect to
       the company's transactions and results for
       the fiscal year on December 31 , 2011, as
       well as the company's board of directors
       opinion on the content of such report

I.II   Presentation and, as the case may be,                     Mgmt          Take No Action
       approval of the following and resolution in
       connection thereto: Board of directors,
       report referred to in clause b), article
       172 of the general corporation and
       partnership law, establishing and
       explaining the main accounting and
       information policies and criteria followed
       for the pre paration of the company's
       financial information

I.III  Presentation and, as the case may be,                     Mgmt          Take No Action
       approval of the following and resolution in
       connection thereto: Board of directors,
       report on the transactions and activities
       in which the latter participated during
       fiscal year 2011, under the terms of
       article 28, fraction iv, clause e) of the
       securities market law

I.IV   Presentation and, as the case may be,                     Mgmt          Take No Action
       approval of the following and resolution in
       connection thereto: Annual report on the
       activities carried out by the audit and
       company's corporate practices committee
       under the terms of article 43 of the
       securities market law and report regarding
       the company's subsidiaries

I.V    Presentation and, as the case may be,                     Mgmt          Take No Action
       approval of the following and resolution in
       connection thereto: The company's audited
       consolidated financial statements as of
       December 31, 2011, including the proposal
       for the allocation of profits and payment
       of a cash dividend to the company's
       shareholders

I.VI   Presentation and, as the case may be,                     Mgmt          Take No Action
       approval of the following and resolution in
       connection thereto: Annual report on the
       acquisition and replacement of the
       company's own shares program corres ponding
       to fiscal year 2011

I.VII  Presentation and, as the case may be,                     Mgmt          Take No Action
       approval of the following and resolution in
       connection thereto: Report on the
       compliance with the fiscal obligations to
       be discharged by the company corresponding
       to fiscal year 2010, in conformity with the
       provisions set forth in article 86,
       fraction XX of the income tax law and
       article 93a of the income tax law
       regulation

II     Ratification, as the case may be, of the                  Mgmt          Take No Action
       company's board of directors and director
       general's performance for fiscal year 2011
       and appointment and/or ratification, as the
       case may be, of the persons that will
       comprise such company's board of directors,
       of the secretary and assistant secretary of
       such board and the chairman of the
       company's audit and corporate practices
       committee, as well as the determination of
       compensations corresponding thereto.
       Resolutions in connection thereto

III    Ratification, as the case may be, of the                  Mgmt          Take No Action
       company's executive, audit and corporate
       practices and of the transactions committee
       in puerto rico and the United States of
       America for fiscal year 2011 and
       appointment and/or ratification, as the
       case may be, of the persons that will
       comprise the company's executive, audit and
       corporate practices and transactions
       committee in Puerto Rico and the United
       States of America, as well as determination
       of the compensations corresponding thereto.
       Resolutions in connection thereto

IV     Presentation and, as the case may be,                     Mgmt          Take No Action
       approval of a proposal to increase the
       amount of funds currently available for the
       acquisition of own shares, under the terms
       of the provisions set forth in article 56
       of the securities market law. Resolutions
       in connection thereto

V      Designation of delegates to comply with the               Mgmt          Take No Action
       resolutions adopted by this meeting and ,
       as the case may be, to formalize them as
       applicable. Resolutions in connection
       thereto

CMMT   PLEASE NOTE THAT FOREIGN PARTICIPATION IS                 Non-Voting
       NOT PERMITTED FOR THIS MEETING. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       RECEIPT OF ADDITIONAL COMMENT. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 ARCA CONTINENTAL SAB DE CV, MEXICO                                                          Agenda Number:  703187939
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0448R103
    Meeting Type:  OGM
    Meeting Date:  04-Jul-2011
          Ticker:
            ISIN:  MX01AC100006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Discussion and, if deemed appropriate,                    Mgmt          For                            For
       approval of the declaration and
       payment of a dividend in cash or in shares,
       at the option of the shareholder, of MXN
       13.60 for each one of the shares in
       circulation or 0.341 shares for    each one
       of the shares in circulation, including the
       consequent approval of   I. the increase in
       the share capital resulting from the
       payment of the        dividend in shares,
       through the capitalization of balance sheet
       accounts, and II. The determination of the
       new notional value per share of the company
       in   circulation, resolutions in this
       regard

II     Designation of delegates who will carry out               Mgmt          For                            For
       and formalize the resolutions     passed by
       this meeting

III    Reading and, if deemed appropriate,                       Mgmt          For                            For
       approval of the meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 ARCA CONTINENTAL SAB DE CV, MEXICO                                                          Agenda Number:  703671986
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0448R103
    Meeting Type:  OGM
    Meeting Date:  19-Apr-2012
          Ticker:
            ISIN:  MX01AC100006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation and, as the case may be,                     Mgmt          For                            For
       approval: (i) of the general director's
       report prepared in accordance with article
       44, fraction xi of the securities  market
       law, in respect to the company's
       transactions and results for the
       fiscal year ended as of December 31, 2011,
       together with the external
       auditor's report as well as the board of
       directors, opinion on the content of such
       report, (ii) of the board of directors,
       report on the transactions and   activities
       in which it has participated in conformity
       with the provisions set forth in the
       securities market law, as well as for what

II     Proposal for the allocation of profits of                 Mgmt          For                            For
       fiscal year 2011, including to      decree
       and pay a dividend in cash, in Mexican
       currency, at a ratio of MXN1.50 (one peso
       and fifty cents) per each of share
       outstanding

III    Proposal in respect to the maximum amount                 Mgmt          For                            For
       of funds that may be used for the
       purchase of own shares

IV     Election of the members of the company's                  Mgmt          For                            For
       board of directors, evaluation of    their
       independence under the terms of article 26
       of the securities market     law,
       determination of compensations thereto and
       resolutions in connection     thereto.
       Election of secretaries

V      Determination of compensations to the                     Mgmt          For                            For
       members of the several board of
       directors, committees, as well as the
       designation of the chairman of the
       audit and corporate practices committee

VI     Appointment of delegates                                  Mgmt          For                            For

VII    Reading and, as the case may be, approval                 Mgmt          For                            For
       of the meeting's minute




--------------------------------------------------------------------------------------------------------------------------
 BANREGIO GRUPO FINANCIERO SAB DE CV                                                         Agenda Number:  703642199
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1610L106
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2012
          Ticker:
            ISIN:  MX01GF0X0008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.I    Presentation and approval, if deemed                      Mgmt          For                            For
       appropriate, of the reports referred to  in
       article 28, part iv, of the securities
       market law, in relation to the 2011 fiscal
       year, which include: Report from the
       general director including the    financial
       statements of the company and the
       consolidated financial statements of the
       company and its subsidiaries, accompanied
       by the opinion of the        outside
       auditor

I.II   Presentation and approval, if deemed                      Mgmt          For                            For
       appropriate, of the reports referred to  in
       article 28, part iv, of the securities
       market law, in relation to the 2011 fiscal
       year, which include: The opinion of the
       board of directors regarding   the content
       of the report from the general director

I.III  Presentation and approval, if deemed                      Mgmt          For                            For
       appropriate, of the reports referred to  in
       article 28, part iv, of the securities
       market law, in relation to the 2011 fiscal
       year, which include: The report from the
       board of directors regarding  the main
       accounting and information policies and
       criteria followed in the     preparation of
       the financial information

I.IV   Presentation and approval, if deemed                      Mgmt          For                            For
       appropriate, of the reports referred to  in
       article 28, part iv, of the securities
       market law, in relation to the 2011 fiscal
       year, which include: The report regarding
       the transactions and         activities in
       which the board of directors has intervened

I.V    Presentation and approval, if deemed                      Mgmt          For                            For
       appropriate, of the reports referred to  in
       article 28, part iv, of the securities
       market law, in relation to the 2011 fiscal
       year, which include: The annual report from
       the chairperson of the     audit and
       corporate practices committee

II     Report regarding the tax situation of the                 Mgmt          For                            For
       company

III    Proposal for the allocation of the profit                 Mgmt          For                            For
       from the 2011 fiscal year

IV     Presentation and approval, if deemed                      Mgmt          For                            For
       appropriate, of the proposal for the
       distribution of a cash dividend

V      Report from the board of directors                        Mgmt          For                            For
       regarding the transactions effectuated
       with shares of the company during 2011, as
       well as the proposal and approval, if
       deemed appropriate, of the maximum amount
       of funds that will be allocated  to the
       acquisition of shares of the company for
       the 2012 fiscal year

VI     Approval, if deemed appropriate, of the                   Mgmt          For                            For
       ratification of acts and resolutions  of
       the board of directors

VII    Appointment or ratification of the board of               Mgmt          For                            For
       directors, after classification   of the
       independence of the independent members of
       the board of directors to   be designated,
       election of the chairperson and secretary
       of the board of      directors, and of the
       members of the audit and corporate
       practices committee, including the
       appointment of the chairperson of that
       committee, as well as    their compensation

VIII   Designation of special delegates to                       Mgmt          For                            For
       formalize and carry out the resolutions
       that the general meeting passes

IX     Reading and, if deemed appropriate,                       Mgmt          For                            For
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 CARSO INFRAESTRUCTURA Y CONSTRUCCION SAB DE CV, CIUDAD DE MEXICO                            Agenda Number:  703480929
--------------------------------------------------------------------------------------------------------------------------
        Security:  P20887108
    Meeting Type:  EGM
    Meeting Date:  19-Dec-2011
          Ticker:
            ISIN:  MX01CI050005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of a proposal to request    the
       delisting of the shares representing the
       share capital of the company     from the
       national securities registry of the
       national banking and securities
       commission. Resolutions in this regard

II     Amendment to various articles of the bylaws               Mgmt          For                            For
       of the company. Resolutions in    this
       regard

III    Presentation of the report regarding the                  Mgmt          For                            For
       fulfillment of the tax obligations   for
       the 2010 fiscal year. Resolutions in this
       regard

IV     Designation of special delegates who will                 Mgmt          For                            For
       formalize and carry out the
       resolutions that the general meeting
       passes. Resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 CORPORATIVO FRAGUA SAB DE CV, MEXICO                                                        Agenda Number:  703641654
--------------------------------------------------------------------------------------------------------------------------
        Security:  P31444105
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2012
          Ticker:
            ISIN:  MXP321131015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Appointment of the chairman, secretary,                   Mgmt          For                            For
       scrutinizers, attendance list and, as the
       case may be, statement of the meeting being
       duly convened

II     Board of directors, report for the fiscal                 Mgmt          For                            For
       year ended as of December 31, 2011,
       including the report on the purchase and
       placement of own shares, as well as  the
       other applicable reports in conformity with
       the provisions set forth in   the
       Securities Market Law

III    Resolution on item II, above                              Mgmt          For                            For

IV     Resolution on the allocation of profits for               Mgmt          For                            For
       fiscal year 2011 and, as the case may be,
       the payment of a dividend at a ratio of MXN
       1.00 Pesos per share and  proceeding for
       the payment thereof. Resolutions on the
       ratification or        increase to the fund
       for the temporary acquisition of own shares

V      Appointment or ratification of the members                Mgmt          For                            For
       of the board of directors,
       executive committee, audit and corporate
       practices committee, granting of     powers
       and authority, as the case may be, as well
       as determination of         compensations
       thereto

VI     Designation of special delegates to appear                Mgmt          For                            For
       before a certifying public officer to grant
       and notarize the resolutions adopted in
       this meeting

VII    Drafting of the minute, approval, as the                  Mgmt          For                            For
       case may be




--------------------------------------------------------------------------------------------------------------------------
 EL PUERTO DE LIVERPOOL SAB DE CV                                                            Agenda Number:  703634229
--------------------------------------------------------------------------------------------------------------------------
        Security:  P36918137
    Meeting Type:  AGM
    Meeting Date:  08-Mar-2012
          Ticker:
            ISIN:  MXP369181377
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Reading of the report from the board of                   Mgmt          For                            For
       directors and from the general
       director

II     Presentation of the report on the                         Mgmt          For                            For
       fulfillment of the tax obligations

III    Presentation of the financial statements to               Mgmt          For                            For
       December 31, 2011, and of the     report
       from the audit and corporate practices
       committee

IV     Resolutions regarding the documents that                  Mgmt          For                            For
       are referred to in the above items   and
       regarding the plan for the allocation of
       the results account

V      Resolution regarding the compensation for                 Mgmt          For                            For
       the members of the board of
       directors for the 2012 fiscal year and for
       the members of the assets
       committee

VI     Election of members of the board of                       Mgmt          For                            For
       directors for the 2012 fiscal year

VII    Election of the members of the assets                     Mgmt          For                            For
       committee, as well as of the members of the
       operations committee for 2012

VIII   Designation of delegates to formalize the                 Mgmt          For                            For
       resolutions of this general meeting

IX     General meeting minutes                                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EMPRESAS ICA SAB DE CV                                                                      Agenda Number:  703424515
--------------------------------------------------------------------------------------------------------------------------
        Security:  P37149104
    Meeting Type:  OGM
    Meeting Date:  17-Nov-2011
          Ticker:
            ISIN:  MXP371491046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THERE MAY BE VOTING                      Non-Voting
       RESTRICTIONS FOR CLIENTS WHO MAY BE
       REGISTERED WITH NAFINSA TRUST AS THEY MAY
       NOT CARRY VOTING RIGHTS. TO DETERMINE IF
       YOU HAVE VOTING RIGHTS PLEASE CONTACT YOUR
       CLIENT SERVICE REPRESENTATIVE

I      Discussion and, if deemed appropriate,                    Mgmt          Take No Action
       approval of the report from the board  of
       directors regarding the application of the
       policies of the company in      regard to
       the acquisition of its own shares

II     Discussion and approval, if deemed                        Mgmt          Take No Action
       appropriate, of a proposal from the board
       of directors to increase the maximum amount
       of the funds allocated for the
       acquisition of shares of the company.
       Resolutions in this regard

III    Discussion and approval, if deemed                        Mgmt          Take No Action
       appropriate, of a proposal from the board
       of directors to change the allocations of
       the results from the 2010 fiscal    year
       and increase the reserve fund allocated to
       the acquisition of shares of  the company.
       Resolutions in this regard

IV     Discussion and approval, if deemed                        Mgmt          Take No Action
       appropriate, of a proposal from the board
       of directors to cancel up to 32,748,689
       common, nominative shares, without a  par
       value, representative of the variable share
       capital, coming from the      fiscal year
       from the repurchase fund for the
       acquisition of shares of the     company.
       Resolutions in this regard

V      Designation of special delegates                          Mgmt          Take No Action




--------------------------------------------------------------------------------------------------------------------------
 FIBRA UNO ADMINISTRACION SA DE CV                                                           Agenda Number:  703636778
--------------------------------------------------------------------------------------------------------------------------
        Security:  P40612106
    Meeting Type:  MIX
    Meeting Date:  14-Mar-2012
          Ticker:
            ISIN:  MXCFFU000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.I    Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the
       resolution of the technical committee of
       the trust for the issuance of real   estate
       trust certificates under section 9, part
       9.1.24 of the trust and their public and or
       private offering on the domestic and
       foreign securities markets

A.II   Designation of special delegates of the                   Mgmt          Take No Action
       annual general meeting of holders

E.I    Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the plan for the
       amendment of section 9, part 9.1.24 I of
       the trust and any other          applicable
       term, to grant the extraordinary general
       meeting of holders the    authority to take
       cognizance of, discuss and, if deemed
       appropriate, decide   any capital increase
       of the trust that results in the issuance
       of real estate trust certificates, the
       amount of which equals more than 19.99
       percent of the assets of the trust

E.II   Designation of special delegates of the                   Mgmt          Take No Action
       extraordinary general meeting of
       holders




--------------------------------------------------------------------------------------------------------------------------
 FIBRA UNO ADMINISTRACION SA DE CV                                                           Agenda Number:  703732176
--------------------------------------------------------------------------------------------------------------------------
        Security:  P40612106
    Meeting Type:  SGM
    Meeting Date:  02-May-2012
          Ticker:
            ISIN:  MXCFFU000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Reading, discussion and, if deemed                        Mgmt          For                            For
       appropriate, approval of the report from
       the manager of the trust regarding the
       activities carried out during the
       fiscal year that ended on December 31,
       2011, including the reading and, if
       deemed appropriate, approval of the report
       from the technical committee of    the
       trust, in accordance with that which is
       established in article 28, part   iv, line
       e, of the securities market law

II     Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of the annual
       report on the activities carried out by the
       audit and corporate practices
       committee, in accordance with article 43,
       lines i and ii, of the securities   market
       law, as well as of the report from the
       appointments committee

III    Reading, discussion and, if deemed                        Mgmt          For                            For
       appropriate, approval of the report from
       the manager of the trust, regarding the
       obligation contained in article 44,   part
       xi, of the securities market law, and
       article 172 of the general
       mercantile companies law, except line b of
       that article

IV     Reading, discussion and, if deemed                        Mgmt          For                            For
       appropriate, approval of the report from
       the manager of the trust regarding the
       obligation contained in article 172,   line
       b, of the general mercantile companies law,
       in which are contained the   main
       accounting and information policies and
       criteria followed in the
       preparation of the financial information in
       relation to the reports from the  outside
       auditor of the trust regarding that fiscal
       year, as well as the       opinion of the
       technical committee regarding the content
       of said report

V      Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of the report
       regarding the fulfillment of the tax
       obligations during the fiscal year that
       ended on December 31, 2011, in accordance
       with article 86, part xx, of the    income
       tax law

VI     Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of the
       financial statements of the trust regarding
       the fiscal year that ended on     December
       31, 2011, and allocation of the results
       from that fiscal year

VII    Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, resignation, appointment and
       ratification of the members of the
       technical committee, after classification,
       if deemed appropriate, of the independence
       of the independent members

VIII   Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, approval of the compensation
       for the independent members of the
       technical committee

IX     Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, resignation, appointment and
       ratification of the members of the
       practices committee and audit committee of
       the trust

X      If deemed appropriate, designation of                     Mgmt          For                            For
       special delegates of the annual general
       meeting of holders

XI     Various matters                                           Mgmt          For                            Against

XII    Drafting, reading and approval of the                     Mgmt          For                            For
       minutes of the annual general meeting   of
       holders




--------------------------------------------------------------------------------------------------------------------------
 FIBRA UNO ADMINISTRACION SA DE CV                                                           Agenda Number:  703828662
--------------------------------------------------------------------------------------------------------------------------
        Security:  P40612106
    Meeting Type:  SGM
    Meeting Date:  21-May-2012
          Ticker:
            ISIN:  MXCFFU000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 974205 DUE TO CHANGE IN ME ETING
       DATE AND RECORD DATE. ALL VOTES RECEIVED ON
       THE PREVIOUS MEETING WILL BE  DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS
       MEETING NOTICE. THANK YOU .

I      Reading, discussion and, if deemed                        Mgmt          Take No Action
       appropriate, approval of the report from th
       e manager of the trust regarding the
       activities carried out during the fiscal
       year that ended on December 31, 2011,
       including the reading and, if deemed app
       ropriate, approval of the report from the
       technical committee of the trust, in
       accordance with that which is established
       in article 28, part iv, line e, of the
       securities market law

II     Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the annual re port
       on the activities carried out by the audit
       and corporate practices commit tee, in
       accordance with article 43, lines i and ii,
       of the securities market l aw, as well as
       of the report from the appointments
       committee

III    Reading, discussion and, if deemed                        Mgmt          Take No Action
       appropriate, approval of the report from th
       e manager of the trust, regarding the
       obligation contained in article 44, part
       xi, of the securities market law, and
       article 172 of the general mercantile c
       ompanies law, except for line b of that
       article

IV     Reading, discussion and, if deemed                        Mgmt          Take No Action
       appropriate, approval of the report from th
       e manager of the trust regarding the
       obligation contained in article 172, line
       b, of the general mercantile companies law,
       in which are contained the main a ccounting
       and information policies and criteria
       followed in the preparation of  the
       financial information in relation to the
       reports from the outside auditor  of the
       trust regarding that fiscal year, as well
       as the opinion of the techni cal committee
       regarding the content of that report

V      Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the report re
       garding the fulfillment of the tax
       obligations during the fiscal year that end
       ed on December 31, 2011, in accordance with
       article 86, part xx, of the income  tax law

VI     Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the financial
       statements of the trust regarding the
       fiscal year that ended on December 31,
       2011, and allocation of the results from
       that fiscal year

VII    Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, resignation, appointment and
       ratification of the members of the
       technical committee, after classification,
       if deemed appropriate, of the independence
       of the independent members

VIII   Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, approval of the compensation
       for the independent members of the
       technical committee

IX     Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, resignation, appointment and
       ratification of the members of the
       practices committee and audit committee of
       the trust

X      If deemed appropriate, designation of                     Mgmt          Take No Action
       special delegates of the annual general
       meeting of holders

XI     Various matters                                           Mgmt          Take No Action

XII    Drafting, reading and approval of the                     Mgmt          Take No Action
       minutes of the annual general meeting of
       holders




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO                                                Agenda Number:  703644319
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4182H115
    Meeting Type:  AGM
    Meeting Date:  23-Mar-2012
          Ticker:
            ISIN:  MXP320321310
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report from the general director of Fomento               Mgmt          For                            For
       Economico Mexicano, S.A.B. de     C.V.,
       opinion of the board of directors regarding
       the content of the report   from the
       general director and reports from the board
       of directors itself with regard to the main
       accounting and information policies and
       criteria followed  in the preparation of
       the financial information, as well as
       regarding the     transactions and
       activities in which it has intervened,
       reports from the      chairpersons of the
       audit and corporate practices committees,
       presentation of the financial statements
       for the 2011 fiscal year, in accordance

II     Report regarding fulfillment of the tax                   Mgmt          For                            For
       obligations

III    Allocation of the results account from the                Mgmt          For                            For
       2011 fiscal year, in which is      included
       the declaration and payment of a cash
       dividend, in MXN, in the       amount of
       MXN 0.30919132 for each one of the series b
       shares and the amount   of MXN 0.38648915
       for each one of the series d shares,
       corresponding to a     total of MXN
       1.545957 for each Femsa B unit and MXN
       1.855148 for each Femsa   Bd unit

IV     Proposal to establish as the maximum amount               Mgmt          For                            For
       of funds that can be allocated to the
       purchase of the shares of the company, the
       amount of MXN 3 billion

V      Election of the members of the board of                   Mgmt          For                            For
       directors and secretaries,
       classification of their independence, in
       accordance with the terms of the
       securities market law, and determination of
       their compensation

VI     Election of members of the following                      Mgmt          For                            For
       committee's i. finance and planning, ii.
       audit and iii. corporate practices,
       designation of the chairperson of each
       one of them and determination of their
       compensation

VII    Appointment of delegates who will formalize               Mgmt          For                            For
       the resolutions that the general  meeting
       passes

VIII   Reading and, if deemed appropriate,                       Mgmt          For                            For
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO                                                Agenda Number:  703645020
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4182H115
    Meeting Type:  EGM
    Meeting Date:  23-Mar-2012
          Ticker:
            ISIN:  MXP320321310
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal and, as the case may be, approval                Mgmt          Take No Action
       in order for Desarrollo De Marcas
       Refresqueras, S.A. de C.V., Isildur , S.A.
       de C.V., Tiendas Oxxo Cedis        Mexico,
       S.A. de C.V., Estaciones Oxxo Mexico, S.A.
       de C.V., Empresas Cuadrox, S.A. de C.V.,
       Corporacion Emprex, S.A. de C.V. and
       Consorcio Progresivo de    Servicios
       Refresqueros , S.A. de C.V., subsidiary
       companies of Fomento        Economico
       Mexicano, S.A.B. de C.V. are merged into
       Fomento Economico          Mexicano, S.A.B.
       de C.V. through the legal scheme of merger
       by incorporation

II     Appointment of delegates to comply with the               Mgmt          Take No Action
       meeting's agreements

III    Reading and approval, as the case may be,                 Mgmt          Take No Action
       of the meeting's minute




--------------------------------------------------------------------------------------------------------------------------
 GENOMMA LAB INTERNACIONAL SAB DE CV                                                         Agenda Number:  703657328
--------------------------------------------------------------------------------------------------------------------------
        Security:  P48318102
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2012
          Ticker:
            ISIN:  MX01LA010006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the reports referred to  in
       article 28, part IV, of the securities
       market law, including the
       presentation of the financial statements of
       the company for the fiscal year   that
       ended on December 31, 2011. Presentation of
       the report regarding the     fulfillment of
       the tax obligations of the company, in
       accordance with the     legally applicable
       provisions. Allocation of results.
       Resolutions in this     regard

2      Designation and or ratification of the                    Mgmt          For                            For
       members of the board of directors,
       secretaries and chairpersons of the audit
       and corporate practices committees

3      Determination of the compensation for the                 Mgmt          For                            For
       members of the board of directors,
       secretaries and members of the committees
       of the company

4      Report regarding the procedures and                       Mgmt          For                            For
       resolutions related to the acquisition
       and placement of shares of the company.
       Discussion and if deemed appropriate,
       approval of the maximum amount of funds
       that can be allocated to the
       acquisition of shares of the company, in
       accordance with the terms of that    which
       is provided for in article 56, part iv, of
       the securities market law.   Resolutions in
       this regard

5      Discussion and, if deemed appropriate,                    Mgmt          For                            For
       approval for the company to directly   or
       indirectly make a public tender offer to
       acquire shares in the United      States of
       America. Resolutions in this regard

6      Discussion and, if deemed appropriate,                    Mgmt          For                            For
       approval to take out financing.
       Resolutions in this regard

7      Designation of special delegates who will                 Mgmt          For                            For
       formalize and carry out the
       resolutions that the general meeting passes




--------------------------------------------------------------------------------------------------------------------------
 GRUPE SAB DE CV, MEXICO                                                                     Agenda Number:  703704432
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4948T122
    Meeting Type:  AGM
    Meeting Date:  18-Apr-2012
          Ticker:
            ISIN:  MX01CI030007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      List of those present and declaration that                Mgmt          No vote
       the general meeting is legally     instated

II.1   Report from the general director and                      Mgmt          No vote
       results of operations

II.2   Report presented to the board of directors                Mgmt          No vote
       by the audit and corporate
       practices committee

III    Presentation, discussion and, if deemed                   Mgmt          No vote
       appropriate, approval of the
       financial statements for the years that
       ended on December 31, 2011, and
       December 31, 2010, and the opinion of the
       independent auditors

IV     Report regarding the fulfillment of the tax               Mgmt          No vote
       obligations for the fiscal year   that
       ended on December 31, 2010

V      Presentation, discussion and, if deemed                   Mgmt          No vote
       appropriate, approval to appoint and  or
       ratify the members of the board of
       directors and the secretary

VI     Presentation, discussion and, if deemed                   Mgmt          No vote
       appropriate, approval to appoint and  or
       ratify the members of the audit and
       corporate practices committee

VII    Presentation, discussion and, if deemed                   Mgmt          No vote
       appropriate, approval to maintain the
       amount of the reserve fund for the
       acquisition of shares of the company, for
       the fiscal year that ran from January 1 to
       December 31, 2012

VIII   Designation of special delegates who will                 Mgmt          No vote
       carry out the resolutions passed by this
       general meeting

IX     Closure of the general meeting                            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 GRUPO BIMBO SAB DE CV, MEXICO                                                               Agenda Number:  703669753
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4949B104
    Meeting Type:  EGM
    Meeting Date:  11-Apr-2012
          Ticker:
            ISIN:  MXP495211262
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS                   Non-Voting
       HAVE VOTING RIGHTS AT THIS MEETING. IF YOU
       ARE A MEXICAN NATIONAL AND WOULD LIKE TO
       SUBMIT YOUR VOTE ON THIS MEETING PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU

I      Proposal, discussion and, if deemed                       Non-Voting
       appropriate, merger of the corporate
       practices committee with the audit
       committee of the company and the consequent
       amendment of the corporate bylaws

II     Proposal, discussion and, if deemed                       Non-Voting
       appropriate, amendment of the powers of the
       board of directors of the company and the
       consequent amendment of the corporate
       bylaws




--------------------------------------------------------------------------------------------------------------------------
 GRUPO BIMBO SAB DE CV, MEXICO                                                               Agenda Number:  703666581
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4949B104
    Meeting Type:  AGM
    Meeting Date:  11-Apr-2012
          Ticker:
            ISIN:  MXP495211262
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS                   Non-Voting
       HAVE VOTING RIGHTS AT THIS MEETING.   IF
       YOU ARE A MEXICAN NATIONAL AND WOULD LIKE
       TO SUBMIT YOUR VOTE ON THIS      MEETING
       PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE. THANK YOU.

I      Discussion, approval or amendment of the                  Non-Voting
       report from the board of directors   that
       is referred to in the main part of article
       172 of the general mercantile companies
       law, including the audited financial
       statements of the company,     consolidated
       with those of its subsidiary companies, for
       the fiscal year that ended on December 31,
       2011, after the reading of the following
       reports, the   report from the chairperson
       of the board of directors, that from the
       general  director, that from the outside
       auditor and from the chairpersons of the
       audit and corporate practices committees
       of the company

II     Presentation, discussion and, if deemed                   Non-Voting
       appropriate, approval of the report   that
       is referred to in article 86, part xx, of
       the income tax law, regarding  the
       fulfillment of the tax obligations of the
       company

III    Presentation, discussion and, if deemed                   Non-Voting
       appropriate, approval of the
       allocation of the results of the fiscal
       year that ended on December 31, 2011

IV     Presentation, discussion and, if deemed                   Non-Voting
       appropriate, approval of the payment  of a
       cash dividend in the amount of MXN 0.15 for
       each of the shares           representative
       of the share capital of the company that
       are in circulation

V      Designation or, if deemed appropriate,                    Non-Voting
       ratification of the appointment of the
       members of the board of directors and
       determination of their compensation

VI     Designation or, if deemed appropriate,                    Non-Voting
       ratification of the appointment of the
       chairperson and of the members of the audit
       committee of the company, as well as the
       determination of their compensation

VII    Presentation and, if deemed appropriate,                  Non-Voting
       approval of the report regarding the
       purchase of shares of the company, as well
       as the determination of the        maximum
       amount of funds that the company CA
       allocate to the purchase of the   shares of
       the company, in accordance with the terms
       of article 5 part iv, of  the securities
       market law

VIII   Designation of special delegates                          Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO CARSO SAB DE CV                                                                       Agenda Number:  703723305
--------------------------------------------------------------------------------------------------------------------------
        Security:  P46118108
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2012
          Ticker:
            ISIN:  MXP461181085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THESE SHARES HAVE NO                     Non-Voting
       VOTING RIGHTS, SHOULD YOU WISH TO
       ATTEND THE MEETING PERSONALLY, YOU MAY
       APPLY FOR AN ENTRANCE CARD BY
       CONTACTING YOUR CLIENT REPRESENTATIVE.
       THANK YOU

I      Presentation, for the effects proceeds the                Non-Voting
       chief executive officers report
       concerning the company's progress and
       operations for the fiscal year ended
       December 31 2011 including the financial
       statements as of that date and the
       independent auditors report the opinion and
       report of the board of directors
       concerning article 28 fraction iv items c d
       and e of the securities market    law as
       well as the reports of the audit and
       corporate practices committees    and
       report of the fulfillment of fiscal
       obligations of the company.
       Resolutions in this matter

II     Presentation and if applicable approval of                Non-Voting
       a proposal related with profits
       application that includes a cash dividend
       of MXN 0.60 Mexican pesos per
       outstanding share, arising from the account
       balance of tax net income, to be  paid in
       two equal payments of MXN 0.30 Mexican
       pesos per share. Resolutions   in this
       matter

III    Ratification if applicable of the                         Non-Voting
       activities of the board of directors and
       the chief executive officer for the fiscal
       year 2011. Resolution in this      matter

IV     Designation or ratification if applicable                 Non-Voting
       of members of the board of
       directors and the executive committee the
       respective presidents of the
       corporate practices and audit committees
       and adoption of resolutions related
       therewith of those concerning the
       qualification of independence and
       compensation for board members and other
       ancillary matters related from all
       previous one

V      Designation of special delegates to carry                 Non-Voting
       out and formalize the resolutions   adopted
       in the meeting. Resolutions to this respect




--------------------------------------------------------------------------------------------------------------------------
 GRUPO COMERCIAL CHEDRUI S.A.B DE C.V                                                        Agenda Number:  703658154
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4612W104
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2012
          Ticker:
            ISIN:  MX01CH170002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation of the reports that are                      Mgmt          For                            For
       referred to in part iv of article 28 of
       the securities market law, regarding the
       fiscal year that ended on December   31,
       2011

II     Report regarding the fulfillment of the tax               Mgmt          For                            For
       obligations that are the
       responsibility of the company, in regard to
       the fiscal year that ended on     December
       31, 2010, in accordance with article 52,
       part iii, of the tax code   of the
       federation and article 86, part xx, of the
       income tax law

III    Presentation and approval, if deemed                      Mgmt          For                            For
       appropriate, of the annual report,
       regarding the transactions conducted by the
       audit and corporate practices     committee
       during the fiscal year that ran from
       January 1 to December 31,      2011, in
       accordance with article 43 of the
       securities market law

IV     Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the financial
       information for the fiscal year that ended
       on December 31, 2011, and
       allocation of results relative to that
       fiscal year, including, if deemed
       appropriate, the proposal to increase the
       legal reserve of the company

V      Review and, if deemed appropriate, approval               Mgmt          For                            For
       regarding the proposal from the   board of
       directors for the declaration and form of
       payment of an ordinary     dividend to the
       shareholders of the company with a charge
       against the         retained profit account
       and that comes from the net fiscal profit
       account

VI     Report from the board of directors                        Mgmt          For                            For
       regarding the shares representative of the
       share capital of the company acquired with
       a charge against the amount
       authorized for the repurchase of shares of
       the company, as well as their      further
       placement, including the authorization of
       the maximum amount of funds to be allocated
       for the acquisition of shares of the
       company for the 2012     fiscal year, in
       accordance with article 56 of the
       securities market law

VII    If deemed appropriate, ratification of the                Mgmt          For                            For
       term in office of the board of
       directors and of the general director for
       the 2011 fiscal year

VIII   Appointment or ratification, if deemed                    Mgmt          For                            For
       appropriate, of the members of the
       board of directors, officers and members of
       the audit and corporate practices committee
       of the company, and determination of their
       compensation

IX     Appointment of special delegates of the                   Mgmt          For                            For
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO HERDEZ SAB DE CV                                                                      Agenda Number:  703723280
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4951Q155
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2012
          Ticker:
            ISIN:  MX01HE010008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the reports that are
       referred to in part IV of Article 28 of the
       securities market law, regarding  the
       progress of the business of the company
       during the fiscal year that ran   from
       January 1, 2011, to December 31, 2011,
       which include I. The financial
       statements of the company for that fiscal
       year, II. The annual reports
       regarding the activities of the audit
       committee and of the corporate
       practices committee of the company that are
       referred to in article 43 of the
       securities market law, III. The report from

CONT   CONTD director, v. the report that is                     Non-Voting
       referred to in article 172, line b, of  the
       general mercantile companies law, and vi.
       the report regarding the
       transactions and activities in which it has
       intervened in accordance with     that
       which is provided for in the securities
       market law

2      Resolutions regarding the allocation of the               Mgmt          For                            For
       results of the company for the    fiscal
       year that ran from January 1 to December
       31, 2011, proposal and, if    deemed
       appropriate, approval for the payment of a
       dividend

3      Designation or, if deemed appropriate,                    Mgmt          For                            For
       ratification of the members of the
       board of directors, classification of their
       independence in fulfillment of    Article
       26 of the securities market law, as well as
       the designation or        ratification of
       the nonmember secretary of the board of
       directors of the      company

4      Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval regarding the determination of the
       compensation and remuneration of the
       members of the board of
       directors, of the nonmember secretary of
       the board of directors, as well as   of
       those who are members of the audit and
       corporate practices committees and  other
       assistants

5      Discussion and, if deemed appropriate,                    Mgmt          For                            For
       resolution regarding the maximum
       amount of funds that the company can
       allocate to the purchase of its own
       shares, in accordance with the terms of
       part IV of Article 56 of the
       securities market law

6      Designation or, if deemed appropriate,                    Mgmt          For                            For
       ratification of the persons who will
       chair the audit committee and the corporate
       practices committee of the        company

7      Presentation of the report regarding the                  Mgmt          For                            For
       fulfillment of the tax obligations   that
       are the responsibility of the company in
       accordance with that which is   provided
       for in part XX of Article 86 of the income
       tax law

8      Designation of special delegates                          Mgmt          For                            For

9      Reading and approval of the general meeting               Mgmt          For                            For
       minutes




--------------------------------------------------------------------------------------------------------------------------
 GRUPO MEXICO SAB DE CV                                                                      Agenda Number:  703729294
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49538112
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2012
          Ticker:
            ISIN:  MXP370841019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report from the executive chairperson of                  Mgmt          For                            For
       the company for the fiscal year that ran
       from January 1 to December 31, 2011.
       Discussion and approval, if deemed
       appropriate, of the consolidated financial
       statements of the company and its
       subsidiaries to December 31, 2011.
       Presentation of the opinions and reports
       referred to in Article 28, part IV, lines
       A, C, D and E of the securities     market
       law, regarding the fiscal year that ran
       from January 1 to December 31, 2011.
       Resolutions in this regard

II     Reading of the report regarding the                       Mgmt          For                            For
       fulfillment of the tax obligations that
       is referred to in part XX of Article 86 of
       the income tax law during the 2011 fiscal
       year

III    Resolution regarding the allocation of                    Mgmt          For                            For
       profit from the fiscal year that ended on
       December 31, 2011

IV     The report that is referred to in part III                Mgmt          For                            For
       of Article 60 of the provisions of a
       general nature applicable to the issuers of
       securities and other securities market
       participants, including a report regarding
       the allocation of the funds intended for
       the acquisition of shares of the company
       during the fiscal year  that ended on
       December 31, 2011. Determination of the
       maximum amount of funds to be allocated to
       the acquisition of shares of the company
       during the 2012   fiscal year. Resolutions
       in this regard

V      Resolution regarding the ratification of                  Mgmt          For                            For
       the acts done by the board of
       directors, the executive chairperson and
       its committees, during the fiscal    year
       that ran from January 1 to December 31,
       2011. Appointment or reelection, if deemed
       appropriate, of the members of the board of
       directors of the        company and
       classification of their independence in
       accordance with Article   26 of the
       securities market law. Appointment or
       reelection, if deemed         appropriate,
       of the members of the committees of the
       board of directors       itself and of
       their chairpersons

VI     Proposal regarding the compensation for the               Mgmt          For                            For
       members of the board of directors and for
       the members of the committees of the board
       of director itself.        Resolutions in
       this regard

VII    Designation of the delegates who will carry               Mgmt          For                            For
       out and formalize the resolutions passed by
       this general meeting. Resolutions in this
       regard




--------------------------------------------------------------------------------------------------------------------------
 GRUPO MODELO SAB DE CV                                                                      Agenda Number:  703684793
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4833F104
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2012
          Ticker:
            ISIN:  MXP4833F1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS MAY               Non-Voting
       PARTICIPATE IN THIS MEETING       THEREFORE
       THESE SHARES HAVE NO VOTING RIGHTS

I      Report from the board of directors                        Non-Voting
       regarding the fiscal year that ended on
       December 31, 2011, in accordance with the
       terms of that which is provided for in part
       iv of article 28 of the securities market
       law and other applicable    legal
       provisions. Resolutions in this regard

II     Proposal in relation to the allocation of                 Non-Voting
       results, including the payment of a cash
       dividend in the amount of MXN
       14,099,129,302.53. Resolutions in this
       regard

III    Report regarding the situation of the fund                Non-Voting
       for the acquisition of shares of   the
       company and the proposal and, if deemed
       appropriate, approval of the      maximum
       amount of funds that can be allocated for
       the acquisition of shares   of the company
       for the 2012 fiscal year. Resolutions in
       this regard

IV     Compensation for the members of the board                 Non-Voting
       of directors, both full and
       alternate, for the secretary and vice
       secretary of the company. Resolutions   in
       this regard

V      Appointment or ratification, if deemed                    Non-Voting
       appropriate, of the persons who will   make
       up the board of directors of the company,
       both full and alternate, as    well as of
       the secretary and vice secretary of the
       company. Resolutions in    this regard

VI     Appointment or ratification, if deemed                    Non-Voting
       appropriate, of the members of the
       executive committee of the company.
       resolutions in this regard

VII    Appointment or ratification, if deemed                    Non-Voting
       appropriate, of the chairpersons of    the
       audit committee, of the corporate practices
       committee and of the finance  committee of
       the company. Resolutions in this regard

VIII   Designation of delegates who will carry out               Non-Voting
       the resolutions passed by this    general
       meeting and, if deemed appropriate,
       formalize them as is proper




--------------------------------------------------------------------------------------------------------------------------
 HSBC MEXICO- S.A.- INSTITUCION DE BANCA MULTIPLE- GRUPO FINA                                Agenda Number:  703203125
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV14405
    Meeting Type:  SGM
    Meeting Date:  13-Jul-2011
          Ticker:
            ISIN:  MX1RAD030003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, approval to carry out
       amendments to the trust agreement with
       relation to the notice issued by the
       directorate general for foreign investment
       of the secretariat of the economy

II     Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, approval of the amount of
       investment made in a company, with relation
       to that authorized by the         technical
       committee at the meeting held on March 9,
       2011

III    General matters related to the items above                Mgmt          Take No Action
       and designation of delegates to    carry
       out the resolutions that the meeting passes




--------------------------------------------------------------------------------------------------------------------------
 IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SAB DE CV                            Agenda Number:  703707717
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5393B102
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2012
          Ticker:
            ISIN:  MX01ID000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Report in Compliance with Article                 Mgmt          Take No Action
       86, Sub-section XX of Income Tax    Law

2.1    Present CEO's Report in Accordance with                   Mgmt          Take No Action
       Article 44, Sub section XI of
       Securities Market Law and Article 172 of
       Company Law Including External
       Auditor's Report for Fiscal Year 2011 and
       Board's Opinion

2.2    Accept Board of Directors' Report on                      Mgmt          Take No Action
       Principal Accounting Policies and
       Criteria, and Disclosure Policy in
       Accordance with Article 172-B of Company
       Law

2.3    Accept Board of Directors' Activity Report                Mgmt          Take No Action
       in Accordance with Article 28-IVE  of
       Company Law

2.4    Accept Individual and Consolidated                        Mgmt          Take No Action
       Financial Statements for Fiscal Year 2011

2.5    Accept Audit and Corporate Practices                      Mgmt          Take No Action
       Committees' Reports in Accordance with
       Article 43, Sub sections I and II of
       Securities Market Law

3      Approve Allocation of Income                              Mgmt          Take No Action

4      Elect Directors, Board Secretary and Deputy               Mgmt          Take No Action
       Secretary

5      Approve Remuneration of Directors, Board                  Mgmt          Take No Action
       Secretary and Deputy Secretary

6      Elect Members of Audit Committee and                      Mgmt          Take No Action
       Corporate Practices Committee

7      Approve Remuneration of Members of Audit                  Mgmt          Take No Action
       Committee and Corporate Practices
       Committee

8      Approve Annual Report on Share Repurchase                 Mgmt          Take No Action
       in Accordance with Article 56 of
       Securities Market Law Set Maximum Nominal
       Amount of Share Repurchase Reserve  for
       Fiscal Year 2011

9      Approve Operations in Terms of Article 47                 Mgmt          Take No Action
       of Securities Market Law

10     Authorize Board to Ratify and Execute                     Mgmt          Take No Action
       Approved Resolutions




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAS CH SAB DE CV                                                                     Agenda Number:  703740945
--------------------------------------------------------------------------------------------------------------------------
        Security:  P52413138
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2012
          Ticker:
            ISIN:  MXP524131127
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation of the report from the general               Mgmt          For                            For
       director of the group, report     from the
       board of directors, presentation of the
       individual and consolidated  financial
       statements of Industrias C.H., S.A.B. DE
       C.V., for the 2011 fiscal  year and report
       on purchase and placement transactions with
       shares of the     company. Report from the
       audit and corporate practices committee,
       report on   the fulfillment of tax
       obligations. Resolutions regarding the
       information     presented and the activity
       of the board of directors

II     Determination regarding the allocation of                 Mgmt          For                            For
       profit and determination of the     amount
       of funds that can be allocated to the
       purchase of shares of the        company
       during the current fiscal year

III    Appointment or ratification, if deemed                    Mgmt          For                            For
       appropriate, of the members who will   make
       up the board of directors, the executive
       committee, of those who will    make up the
       audit and corporate practices committee, of
       the secretary, as     well as the
       determination of their compensation

IV     Designation of delegates who will carry out               Mgmt          For                            For
       the resolutions passed by this    general
       meeting and, if deemed appropriate,
       formalize them as is proper




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAS PENOLES SAB DE CV                                                                Agenda Number:  703713431
--------------------------------------------------------------------------------------------------------------------------
        Security:  P55409141
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2012
          Ticker:
            ISIN:  MXP554091415
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.I    In accordance with the applicable                         Mgmt          For                            For
       provisions of the general Mercantile
       Companies Law, securities market law and
       the income tax law, the
       presentation, discussion and, if deemed
       appropriate, approval of: The report  from
       the board of directors

I.II   In accordance with the applicable                         Mgmt          For                            For
       provisions of the general Mercantile
       Companies Law, securities market law and
       the income tax law, the
       presentation, discussion and, if deemed
       appropriate, approval of: The report  from
       the general director, accompanied by the
       opinion of the outside auditor

I.III  In accordance with the applicable                         Mgmt          For                            For
       provisions of the general mercantile
       companies law, securities market law and
       the income tax law, the
       presentation, discussion and, if deemed
       appropriate, approval of: The
       individual and consolidated financial
       statements for the 2011 fiscal year

I.IV   In accordance with the applicable                         Mgmt          For                            For
       provisions of the general Mercantile
       Companies Law, securities market law and
       the income tax law, the
       presentation, discussion and, if deemed
       appropriate, approval of: The report  from
       the audit and corporate practices
       committee, and

I.V    In accordance with the applicable                         Mgmt          For                            For
       provisions of the general Mercantile
       Companies Law, securities market law and
       the income tax law, the
       presentation, discussion and, if deemed
       appropriate, approval of: The report
       regarding the fulfillment of the tax
       obligations of the company

II     Resolutions regarding the allocation of                   Mgmt          For                            For
       results

III    Resolution regarding the amount that can be               Mgmt          For                            For
       allocated to the purchase of      shares of
       the company in accordance with the terms of
       that which is provided  for in article 56,
       part iv, of the securities market law

IV     Designation or, if deemed appropriate,                    Mgmt          For                            For
       ratification of the members of the
       board of directors, classification of their
       independence in accordance with   the terms
       of the securities market law and
       determination of their
       compensation

V      Designation or, if deemed appropriate,                    Mgmt          For                            For
       ratification of the chairperson of the
       audit and corporate practices committee

VI     Designation of special delegates of the                   Mgmt          For                            For
       general meeting

VII    Reading and, if deemed appropriate,                       Mgmt          For                            For
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 KIMBERLY-CLARK DE MEXICO SAB DE CV                                                          Agenda Number:  703602587
--------------------------------------------------------------------------------------------------------------------------
        Security:  P60694117
    Meeting Type:  MIX
    Meeting Date:  01-Mar-2012
          Ticker:
            ISIN:  MXP606941179
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS                   Non-Voting
       HAVE VOTING RIGHTS AT THIS MEETING.   IF
       YOU ARE A MEXICAN NATIONAL AND WOULD LIKE
       TO SUBMIT YOUR VOTE ON THIS      MEETING
       PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE. THANK YOU

I      Proposal to cancel up to 13,966,800 common,               Non-Voting
       nominative shares, with no par    value,
       that are class I, representative of the
       fixed portion of the share     capital,
       coming from the share repurchase program,
       which are held in the      treasury of the
       company, of which 7,285,500 are series A
       shares and 6,681,300 are series B shares.
       Resolutions in this regard

II     Proposal to change the number of shares                   Non-Voting
       without par value that currently
       represent the share capital of the company,
       through a split, exchanging each  one of
       the shares in circulation for three new
       shares with the same
       characteristics. Resolutions in this regard

III    Proposal to amend article 5 of the                        Non-Voting
       corporate bylaws of the company, to
       reflect the corresponding decrease in the
       fixed portion of the share capital
       resolved on in item I above and as a
       consequence of the share split that is
       referred to in item II above. Resolutions
       in this regard

IV     Presentation and, if deemed appropriate,                  Non-Voting
       approval of the report from the
       general director prepared in accordance
       with article 172 of the general
       mercantile companies law, accompanied by
       the opinion of the outside auditor,
       regarding the operations and results of the
       company for the fiscal year that  ended on
       December 31, 2011, as well as the opinion
       of the board of directors  regarding the
       content of said report, presentation and,
       if deemed             appropriate, approval
       of the report from the board of directors
       that is       report from the board of
       directors that is referred to in article

CONT   CONTD approval of the individual and                      Non-Voting
       consolidated financial statements of the
       company to December 31, 2011, and
       allocation of the results from the fiscal
       year, presentation and, if deemed
       appropriate, approval of the report
       regarding the fulfillment of the fiscal
       obligations that are the
       responsibility of the company, presentation
       and, if deemed appropriate,       approval
       of the annual report regarding the
       activities carried out by the     audit and
       corporate practices committee. Resolutions
       in this regard

V      Presentation and, if deemed appropriate,                  Non-Voting
       approval of the proposal from the    board
       of directors to pay a cash dividend, coming
       from the balance of the net fiscal profit
       account, in the amount of MXN 1.20 per
       share, to each one of    the common,
       nominative shares, without par value, in
       circulation, of the      series A and B,
       after having carried out the split that is
       referred to in     item II of the agenda.
       Said dividend will be paid in four
       installments of MXN 0.30 per share, on the
       dates of April 3, July 5, October 4 and
       December 6,    2012. Resolutions in this
       regard

VI     Appointment and or ratification of the full               Non-Voting
       and alternate members of the      board of
       directors, as well as of the chairperson of
       the audit and corporate  practices
       committee, classification regarding
       independence of the members of  the board
       of directors of the company, in accordance
       with that which is       established in
       article 26 of the securities market law.
       Resolutions in this   regard

VII    Remuneration for the full and alternate                   Non-Voting
       members of the board of directors and of
       the various committees, as well as for the
       secretary of the company.       Resolutions
       in this regard

VIII   Presentation and, if deemed appropriate,                  Non-Voting
       approval of the report from the      board
       of directors regarding the policies of the
       company in regard to the     acquisition of
       its own shares and, if deemed appropriate,
       placement of the    same, proposal and, if
       deemed appropriate, approval of the maximum
       amount of  funds that can be allocated to
       the purchase of the shares of the company
       for  the 2012 fiscal year. Resolutions in
       this regard

IX     Designation of delegates who will formalize               Non-Voting
       and carry out the resolutions     passed by
       the extraordinary and annual general
       meeting of shareholders.       Resolutions
       in this regard




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  703285292
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  OGM
    Meeting Date:  26-Aug-2011
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, approval regarding
       contracting for a revolving line of credit
       under the terms of and to comply   with
       Article 47 of the Securities Market Law.
       Resolutions in this regard

II     Designation of delegates who will carry out               Mgmt          For                            For
       and formalize the resolutions     passed by
       the meeting




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  703437144
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  OGM
    Meeting Date:  23-Nov-2011
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal and acceptance, as the case may                  Mgmt          For                            For
       be, for the payment of a cash
       dividend in favor of the company's
       shareholders, up to the amount of MXN0.40
       (forty cents) per share. resolutions in
       connection thereto

II     Designation of delegates to comply with and               Mgmt          For                            For
       formalize the resolutions adopted by the
       meeting




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  703649674
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  OGM
    Meeting Date:  22-Mar-2012
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Purchase offer from Wavin, N.V. resolutions               Mgmt          For                            For
       in this regard

II     Designation of delegates who will carry out               Mgmt          For                            For
       and formalize the resolutions passed by the
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  703729155
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2012
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report from the general director and, based               Mgmt          For                            For
       on it, the report from the board  of
       directors, for the purposes of article 28,
       part iv, line b, of the         securities
       market law and article 172 of the general
       mercantile companies     law, regarding the
       operations and results of the fiscal year
       that ended on    December 31, 2011, and the
       audited individual and consolidated
       financial      statements of the company
       with its subsidiaries to that date, as well
       as the  report that is referred to in part
       xx of article 86 of the income tax law

II     Presentation of the annual report from the                Mgmt          For                            For
       audit and corporate practices
       committee of the company

III    Proposal and resolution regarding the                     Mgmt          For                            For
       allocation of results for the fiscal
       year that ended on December 31, 2011

IV     Designation and or ratification of the                    Mgmt          For                            For
       members of the board of directors,     both
       full and alternate, secretary and vice
       secretary, as well as of the      members
       and secretary of the audit and corporate
       practices committee of the   company

V      Determination of the compensation for the                 Mgmt          For                            For
       members of the board of directors,  as well
       as for the persons who make up the audit
       and corporate practices      committee of
       the company

VI     Determination of the maximum amount of                    Mgmt          For                            For
       funds that can be allocated, during    the
       2012 fiscal year, to the purchase of shares
       of the company

VII    Annual report from the board of directors                 Mgmt          For                            For
       regarding the adoption or
       modification of the policies in regard to
       the acquisition of shares of the    company
       and regarding the resolutions of that
       corporate body in relation to   the
       purchase and or placement of shares of the
       company

VIII   Designation of delegates who will carry out               Mgmt          For                            For
       and formalize the resolutions     passed by
       the general meeting




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  703799138
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  EGM
    Meeting Date:  18-May-2012
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Increase of the variable part of the                      Mgmt          For                            For
       authorized share capital and the consequent
       issuance of treasury shares. resolutions in
       this regard

II     Re composition of the share capital for the               Mgmt          For                            For
       purpose of carrying out article 112 of the
       general mercantile companies law, through
       the conversion of shares that represent the
       variable part of the share capital into
       shares of the fixed part of the share
       capital, or vice versa, to equalize the
       notional value of the shares representative
       of both parts of the share capital and, if
       deemed appropriate, amendment to article 6
       of the corporate bylaws

III    Designation of delegates who will carry out               Mgmt          For                            For
       and formalize the resolutions passed by the
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 PROMOTORA Y OPERADORA DE INFRAESTRUCTURA SAB DE CV                                          Agenda Number:  703719762
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7925L103
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2012
          Ticker:
            ISIN:  MX01PI000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the report   from
       the board of directors in accordance with
       the terms of that which is     referred to
       in article 28, part iv, of the securities
       market law. Resolutions in this regard

II     Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the audited
       financial statements of the company for the
       fiscal year that ended on         December
       31, 2011. Resolutions in this regard

III    Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the results
       obtained by the company during the fiscal
       year that ended on December 31,     2011.
       Resolutions in this regard

IV     Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the report   that
       is referred to in article 86, part xx, of
       the income tax law, regarding  the
       fulfillment of the tax obligations of the
       company

V      Designation or, if deemed appropriate,                    Mgmt          Take No Action
       ratification of the members of the
       board of directors, as well as of the
       chairpersons of the audit and corporate
       practices committees of the company.
       Resolutions in this regard

VI     Determination of the compensation to be                   Mgmt          Take No Action
       paid to the members of the board of
       directors for the fiscal year that will end
       on December 31, 2012. Resolutions in this
       regard

VII    Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the annual
       report in regard to the acquisition of
       shares of the company, as well as the
       determination of the maximum amount of
       funds that the company can allocate to the
       purchase of its own shares, in accordance
       with the terms of article 56,   part iv, of
       the securities market law. Resolutions in
       this regard

VIII   Designation of special delegates who will                 Mgmt          Take No Action
       formalize the resolutions passed at the
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 QUALITAS COMPANIA DE SEGUROS SAB DE CV, CIUDAD DE MEXICO                                    Agenda Number:  703325729
--------------------------------------------------------------------------------------------------------------------------
        Security:  P79214113
    Meeting Type:  AGM
    Meeting Date:  13-Sep-2011
          Ticker:
            ISIN:  MX00Q0000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Verification of the quorum and, if deemed                 Mgmt          Take No Action
       appropriate, instatement of the general
       meeting of holders

II     Report from the joint representative                      Mgmt          Take No Action
       regarding the agreement for the acquisition
       of the trust division of Bank of America
       Mexico, S.A., Institucion De Banca
       Multiple, by Banco Nacional De Mexico,
       S.A., Integrante Del Grupo Financiero
       Banamex

III    Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, approval regarding the
       replacement of Bank of America Mexico,
       S.A., Institucion De Banca Multiple, by
       Banco Nacional De Mexico, S.A., Integrante
       Del Grupo Financiero Banamex, as joint
       representative in the issuance

IV     Appointment of special delegates to                       Mgmt          Take No Action
       formalize the resolutions of the general
       meeting of holders

V      Drafting and signing of the minutes of the                Mgmt          Take No Action
       general meeting of holders




--------------------------------------------------------------------------------------------------------------------------
 QUALITAS COMPANIA DE SEGUROS SAB DE CV, CIUDAD DE MEXICO                                    Agenda Number:  703630334
--------------------------------------------------------------------------------------------------------------------------
        Security:  P79214113
    Meeting Type:  AGM
    Meeting Date:  15-Mar-2012
          Ticker:
            ISIN:  MX00Q0000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Discussion, amendment or, if deemed                       Mgmt          Take No Action
       appropriate, approval of the annual
       report that is referred to in the main part
       of article 172 of the general
       mercantile companies law, regarding the
       transactions conducted by the company and
       its subsidiary companies during the fiscal
       year that ran from January 1   to December
       31, 2011, after recommendation from the
       audit committee and the   presentation of
       the report from the commissioner of the
       company that is       referred to in
       article 166 of the mentioned law,
       respecting the veracity,     sufficiency
       and reasonableness of the financial

II     Discussion, amendment or, if deemed                       Mgmt          Take No Action
       appropriate, approval of the annual
       report, regarding the transactions
       conducted by the investment, finance and
       planning committee, full risk management
       committee, reinsurance committee,    audit
       committee, corporate practices committee,
       executive committee,          communication
       and control committee during the fiscal
       year that ran from      January 1 to
       December 31, 2011

III    Appointment or ratification, if deemed                    Mgmt          Take No Action
       appropriate, of the members of the
       board of directors, officers,
       commissioners, comptroller and members of
       the   intermediary bodies of the management
       of the company

IV     Determination of the compensation for                     Mgmt          Take No Action
       members of the board of directors,
       commissioner and intermediary bodies of the
       management of the company

V      Determination regarding the allocation of                 Mgmt          Take No Action
       the results obtained by the company

VI     Designation of special delegates who will                 Mgmt          Take No Action
       formalize and carry out the
       resolutions that are passed

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       CHANGE IN MEETING TYPE.IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WAL-MART DE MEXICO S A DE C V                                                               Agenda Number:  703632465
--------------------------------------------------------------------------------------------------------------------------
        Security:  P98180105
    Meeting Type:  MIX
    Meeting Date:  27-Mar-2012
          Ticker:
            ISIN:  MXP810081010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Accept board of directors report                          Mgmt          For                            For

A.2    Accept CEO's report                                       Mgmt          For                            For

A.3    Accept report of audit and corporate                      Mgmt          For                            For
       governance committees

A.4    Approve financial statements for fiscal                   Mgmt          For                            For
       year ended Dec. 31, 2011

A.5    Present report on share repurchase reserves               Mgmt          For                            For

A.6    Approve to cancel company Treasury Shares                 Mgmt          For                            For

E.7    Amend clauses 5, 9, and 19 of Company                     Mgmt          For                            For
       Bylaws

E.8    Approve allocation of income for fiscal                   Mgmt          For                            For
       year ended Dec. 31, 2011

E.9    Approve dividend of MXN 0.44 per share and                Mgmt          For                            For
       extraordinary dividend of MXN 0.11 per
       Share

E.10   Accept report on adherence to fiscal                      Mgmt          For                            For
       obligations

E.11   Accept report re: employee stock purchase                 Mgmt          For                            For
       plan

E.12   Accept report re: Wal-Mart de Mexico                      Mgmt          For                            For
       Foundation

E.13   Ratify Board of Directors' actions for                    Mgmt          For                            For
       fiscal year 2011

E.14   Elect directors                                           Mgmt          For                            For

E.15   Elect Chairmen of Audit and Corporate                     Mgmt          For                            For
       Governance Committees

E.16   Authorize board to ratify and execute                     Mgmt          For                            For
       approved resolutions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       CHANGE IN NUMBERING.IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Mexico Equity and Income Fund, Inc.
By (Signature)       /s/ Maria Eugenia Pichardo
Name                 Maria Eugenia Pichardo
Title                President
Date                 08/14/2012